FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their carrying value and fair value as at June 30, 2025 and December 31, 2024:

	2025		2024
AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$13,703	$13,703	$15,051	$15,051
Other financial assets
Government bonds	2,338	2,338	1,383	1,383
Corporate bonds	4,985	4,985	2,730	2,730
Fixed income securities and other	7,384	7,384	7,888	7,888
Common shares and warrants	5,775	5,775	5,744	5,744
Loans and notes receivable	9,486	9,486	8,142	8,142
	29,968	29,968	25,887	25,887
Accounts receivable and other	21,520	21,520	20,760	20,760
	$65,191	$65,191	$61,698	$61,698
Financial liabilities
Corporate borrowings	$14,973	$14,257	$14,232	$13,471
Non-recourse borrowings of managed entities
Property-specific borrowings	218,535	217,824	204,558	204,502
Subsidiary borrowings	17,126	17,164	16,002	16,076
	235,661	234,988	220,560	220,578
Accounts payable and other	46,678	46,678	45,700	45,700
Subsidiary equity obligations	3,395	3,395	4,759	4,759
	$300,707	$299,318	$285,251	$284,508

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2025			2024
AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$30	$1,357	$—	$21	$1,362	$—
Corporate bonds	—	1,621	796	—	1,554	740
Fixed income securities and other	337	938	5,721	475	909	6,036
Common shares and warrants	284	1,459	4,032	661	1,319	3,764
	651	5,375	10,549	1,157	5,144	10,540
Accounts receivable and other	—	2,026	1,003	—	4,387	353
	$651	$7,401	$11,552	$1,157	$9,531	$10,893
Financial liabilities
Accounts payable and other	$64	$5,498	$3,182	$—	$2,037	$3,523
Subsidiary equity obligations	—	—	76	—	—	129
	$64	$5,498	$3,258	$—	$2,037	$3,652
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2025 (MILLIONS)
Core	$17,957
Transitional and development	22,218
LP Investments	47,861
Other investment properties	2,874
$90,910

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2025			2024
AS AT JUN. 30, 2025 AND DEC. 31, 2024 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$30	$1,357	$—	$21	$1,362	$—
Corporate bonds	—	1,621	796	—	1,554	740
Fixed income securities and other	337	938	5,721	475	909	6,036
Common shares and warrants	284	1,459	4,032	661	1,319	3,764
	651	5,375	10,549	1,157	5,144	10,540
Accounts receivable and other	—	2,026	1,003	—	4,387	353
	$651	$7,401	$11,552	$1,157	$9,531	$10,893
Financial liabilities
Accounts payable and other	$64	$5,498	$3,182	$—	$2,037	$3,523
Subsidiary equity obligations	—	—	76	—	—	129
	$64	$5,498	$3,258	$—	$2,037	$3,652

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2025	Valuation Techniques and Key Inputs
Other financial assets	$5,375	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	2,026 / (5,498)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2025	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$796	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	5,721	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	4,032	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/ Derivative liabilities (accounts receivable/payable)	1,003 / (3,182)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2025	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$796	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	5,721	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	4,032	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/ Derivative liabilities (accounts receivable/payable)	1,003 / (3,182)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value

Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2025:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$11,374	$3,180	$10,893	$3,652
Fair value changes in net income	279	(45)	318	(113)
Fair value changes in other comprehensive income[1]	178	(104)	219	(155)
Transfers out	(72)	(106)	(72)	(144)
Additions (Disposals), net	(207)	333	194	18
Balance, end of period	$11,552	$3,258	$11,552	$3,258
1.Includes foreign currency translation.

Disclosure of financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2025:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$11,374	$3,180	$10,893	$3,652
Fair value changes in net income	279	(45)	318	(113)
Fair value changes in other comprehensive income[1]	178	(104)	219	(155)
Transfers out	(72)	(106)	(72)	(144)
Additions (Disposals), net	(207)	333	194	18
Balance, end of period	$11,552	$3,258	$11,552	$3,258
1.Includes foreign currency translation.